Receivables and Related Allowances - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 219,469	$ 196,913
NPL Construction Co. [Member]
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 93,000